Expendable spare parts and supplies, net of provision for obsolescence	12 Months Ended
Dec. 31, 2020
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Expendable spare parts and supplies, net of provision for obsolescence
(11)	Expendable spare parts and supplies, net of provision for obsolescence
Expendable spare parts and supplies as of December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019
Expendable spare parts	$73,502	$79,427
Supplies	7,931	8,907

Total	$81,433	$88,334

For the years ended December 31, 2020 and 2019 expendable spare parts and supplies in the amount of $35,638 and $63,229, respectively, were recognized as maintenance expense.
Changes during the year in the provision of obsolescence for expandable spare parts and suppliers as follows:

	December 31, 2020	December 31, 2019
Balance at beginning of year	$5,330	$6,505
Expense (reversal) for obsolete inventory	(32)	2,075
Write-offs against the allowance	(820)	(3,250)

Balance at end of year	$4,478	$5,330